Document And Entity Information	Jun. 05, 2024
Document Information [Line Items]
Entity, Registrant Name	Cohu, Inc.
Current Fiscal Year End Date	--12-28
Document, Type	8-K
Document, Period End Date	Jun. 05, 2024
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-04298
Entity, Tax Identification Number	95-1934119
Entity, Address, Address Line One	12367 Crosthwaite Circle
Entity, Address, City or Town	Poway
Entity, Address, State or Province	CA
Entity, Address, Postal Zip Code	92064
City Area Code	858
Local Phone Number	848-8100
Title of 12(b) Security	Common Stock
Trading Symbol	COHU
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000021535